Net result on derecognition of financial assets measured at amortised cost (Tables)	12 Months Ended
Dec. 31, 2022
Categories of financial assets [abstract]
Schedule of net result on derecognition of financial assets measured at amortised cost

Net result on derecognition of financial assets measured at amortised cost
in EUR million	2022	2021	2020
Loans at amortised cost		1	4
Securities at amortised cost	-5	-1	185
	-5	0	189